Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 77.3	$ 49.8
Receivables:
Trade, less allowance for doubtul receivables of $0.9 at March 31, 2012 December 31, 2011	130.1	98.9
Other	1.3	1.2
Inventories	198.2	205.7
Prepaid expenses and other current assets	75.3	78.9
Total current assets	482.2	434.5
Property, plant, and equipment - net	370.8	367.8
Net asset in respect of VEBA	213.4	144.7
Deferred tax assets - net	186.9	226.9
Intangible assets - net	36.8	37.2
Goodwill	37.2	37.2
Other assets	63.0	72.3
Total	1,390.3	1,320.6
Current liabilities:
Accounts payable	65.4	62.2
Accrued salaries, wages, and related expenses	31.6	30.9
Other accrued liabilities	42.6	41.0
Payable to affiliate	22.4	14.4
Long-term debt-current portion	1.7	1.3
Total current liabilities	163.7	149.8
Net liability in respect of VEBA	20.4	20.6
Long-term liabilities	116.1	126.0
Cash convertible senior notes	149.8	148.0
Other long-term debt	3.0	3.4
Total liabilities	453.0	447.8
Commitments and contingencies - Note 9
Stockholders' equity:
Preferred stock, 5,000,000 shares authorized at both March 31, 2012 and December 31, 2011; no shares were issued and outstanding at March 31, 2012 and December 31, 2011	0	0
Common stock, par value $0.01, 90,000,000 shares authorized at both March 31, 2012 and at December 31, 2011; 19,290,841 shares issued and outstanding at March 31, 2012 and 19,253,185 shares issued and outstanding at December 31, 2011	0.2	0.2
Additional capital	1,007.9	998.4
Retained earnings	106.5	84.4
Common stock owned by Union VEBA subject to transfer restrictions, at reorganization value, 881,010 shares at March 31, 2012 and 2,202,495 shares at December 31, 2011	(21.1)	(52.9)
Treasury stock, at cost, 1,724,606 shares at March 31, 2012 and December 31, 2011	(72.3)	(72.3)
Accumulated other comprehensive loss	(83.9)	(85.0)
Total stockholders' equity	937.3	872.8
Total	$ 1,390.3	$ 1,320.6